SCHEDULE OF FUTURE AMORTIZATION INTANGIBLE ASSETS, NET (Details) - Dec. 31, 2025 $ in Thousands, $ in Thousands	USD ($)	HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year ending December 31, 2026	$ 86	$ 668
Year ending December 31, 2027	86	668
Year ending December 31, 2028	86	668
Year ending December 31, 2029	86	668
Year ending December 31, 2030	35	278
Total future amortization	$ 379	$ 2,950